Distribution Date:	12/17/21	JPMCC Commercial Mortgage Securities Trust 2015-JP1
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-JP1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46590KAA2	1.949000%	26,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590KAB0	3.143800%	138,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590KAC8	3.802900%	34,912,000.00	16,205,239.10	407,900.04	51,355.75	0.00	0.00	459,255.79	15,797,339.06	35.91%	30.00%
A-4	46590KAD6	3.649800%	120,000,000.00	120,000,000.00	0.00	364,980.00	0.00	0.00	364,980.00	120,000,000.00	35.91%	30.00%
A-5	46590KAE4	3.914000%	196,971,000.00	196,971,000.00	0.00	642,453.75	0.00	0.00	642,453.75	196,971,000.00	35.91%	30.00%
A-SB	46590KAF1	3.732600%	43,021,000.00	34,261,806.00	821,646.69	106,571.35	0.00	0.00	928,218.04	33,440,159.31	35.91%	30.00%
A-S	46590KAG9	4.118700%	30,969,000.00	30,969,000.00	0.00	106,293.35	0.00	0.00	106,293.35	30,969,000.00	30.49%	26.13%
B	46590KAH7	4.621700%	40,960,000.00	40,960,000.00	0.00	157,754.03	0.00	0.00	157,754.03	40,960,000.00	23.32%	21.00%
C	46590KAK0	4.718732%	45,955,000.00	45,955,000.00	0.00	180,707.78	0.00	0.00	180,707.78	45,955,000.00	15.28%	15.25%
D	46590KAL8	4.218732%	27,973,000.00	27,973,000.00	0.00	98,342.16	0.00	0.00	98,342.16	27,973,000.00	10.39%	11.75%
E	46590KBA1	4.218732%	21,979,000.00	21,979,000.00	0.00	77,269.59	0.00	0.00	77,269.59	21,979,000.00	6.54%	9.00%
F	46590KAS3	4.718732%	17,982,000.00	17,982,000.00	0.00	70,710.20	0.00	0.00	70,710.20	17,982,000.00	3.39%	6.75%
G*	46590KAU8	4.718732%	9,990,000.00	9,990,000.00	0.00	39,283.44	0.00	0.00	39,283.44	9,990,000.00	1.64%	5.50%
NR	46590KAW4	4.718732%	43,957,440.00	8,804,424.18	0.00	21,184.53	0.00	(593,773.77)	21,184.53	9,398,197.95	0.00%	0.00%
R	46590KBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			799,219,440.00	572,050,469.28	1,229,546.73	1,916,905.93	0.00	(593,773.77)	3,146,452.66	571,414,696.32

Notional Certificates
X-A	46590KAN4	0.888516%	590,423,000.00	398,407,045.10	0.00	294,992.56	0.00	0.00	294,992.56	397,177,498.37
X-B	46590KAP9	0.097032%	40,960,000.00	40,960,000.00	0.00	3,312.03	0.00	0.00	3,312.03	40,960,000.00
X-C	46590KAQ7	0.000000%	45,955,000.00	45,955,000.00	0.00	0.00	0.00	0.00	0.00	45,955,000.00
X-D	46590KAR5	0.500000%	27,973,000.00	27,973,000.00	0.00	11,655.42	0.00	0.00	11,655.42	27,973,000.00
X-E	46590KAY0	0.500000%	21,979,000.00	21,979,000.00	0.00	9,157.92	0.00	0.00	9,157.92	21,979,000.00
Notional SubTotal			727,290,000.00	535,274,045.10	0.00	319,117.93	0.00	0.00	319,117.93	534,044,498.37

Deal Distribution Total					1,229,546.73	2,236,023.86	0.00	(593,773.77)	3,465,570.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590KAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590KAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590KAC8	464.17389723	11.68366292	1.47100567	0.00000000	0.00000000	0.00000000	0.00000000	13.15466860	452.49023430
A-4	46590KAD6	1,000.00000000	0.00000000	3.04150000	0.00000000	0.00000000	0.00000000	0.00000000	3.04150000	1,000.00000000
A-5	46590KAE4	1,000.00000000	0.00000000	3.26166669	0.00000000	0.00000000	0.00000000	0.00000000	3.26166669	1,000.00000000
A-SB	46590KAF1	796.39724786	19.09873527	2.47719370	0.00000000	0.00000000	0.00000000	0.00000000	21.57592896	777.29851259
A-S	46590KAG9	1,000.00000000	0.00000000	3.43224999	0.00000000	0.00000000	0.00000000	0.00000000	3.43224999	1,000.00000000
B	46590KAH7	1,000.00000000	0.00000000	3.85141675	0.00000000	0.00000000	0.00000000	0.00000000	3.85141675	1,000.00000000
C	46590KAK0	1,000.00000000	0.00000000	3.93227679	0.00000000	0.00000000	0.00000000	0.00000000	3.93227679	1,000.00000000
D	46590KAL8	1,000.00000000	0.00000000	3.51561005	0.00000000	0.00000000	0.00000000	0.00000000	3.51561005	1,000.00000000
E	46590KBA1	1,000.00000000	0.00000000	3.51560990	0.00000000	0.00000000	0.00000000	0.00000000	3.51560990	1,000.00000000
F	46590KAS3	1,000.00000000	0.00000000	3.93227672	0.00000000	0.00000000	0.00000000	0.00000000	3.93227672	1,000.00000000
G	46590KAU8	1,000.00000000	0.00000000	3.93227628	0.00000000	0.00000000	0.00000000	0.00000000	3.93227628	1,000.00000000
NR	46590KAW4	200.29428875	0.00000000	0.48193275	0.30567977	35.75842724	0.00000000	(13.50792426)	0.48193275	213.80221300
R	46590KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590KAN4	674.78239347	0.00000000	0.49962918	0.00000000	0.00000000	0.00000000	0.00000000	0.49962918	672.69990900
X-B	46590KAP9	1,000.00000000	0.00000000	0.08086011	0.00000000	0.00000000	0.00000000	0.00000000	0.08086011	1,000.00000000
X-C	46590KAQ7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590KAR5	1,000.00000000	0.00000000	0.41666679	0.00000000	0.00000000	0.00000000	0.00000000	0.41666679	1,000.00000000
X-E	46590KAY0	1,000.00000000	0.00000000	0.41666682	0.00000000	0.00000000	0.00000000	0.00000000	0.41666682	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	51,355.75	0.00	51,355.75	0.00	0.00	0.00	51,355.75	0.00
A-4	11/01/21 - 11/30/21	30	0.00	364,980.00	0.00	364,980.00	0.00	0.00	0.00	364,980.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	642,453.75	0.00	642,453.75	0.00	0.00	0.00	642,453.75	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	106,571.35	0.00	106,571.35	0.00	0.00	0.00	106,571.35	0.00
X-A	11/01/21 - 11/30/21	30	0.00	294,992.56	0.00	294,992.56	0.00	0.00	0.00	294,992.56	0.00
X-B	11/01/21 - 11/30/21	30	0.00	3,312.03	0.00	3,312.03	0.00	0.00	0.00	3,312.03	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/21 - 11/30/21	30	0.00	11,655.42	0.00	11,655.42	0.00	0.00	0.00	11,655.42	0.00
X-E	11/01/21 - 11/30/21	30	0.00	9,157.92	0.00	9,157.92	0.00	0.00	0.00	9,157.92	0.00
A-S	11/01/21 - 11/30/21	30	0.00	106,293.35	0.00	106,293.35	0.00	0.00	0.00	106,293.35	0.00
B	11/01/21 - 11/30/21	30	0.00	157,754.03	0.00	157,754.03	0.00	0.00	0.00	157,754.03	0.00
C	11/01/21 - 11/30/21	30	0.00	180,707.78	0.00	180,707.78	0.00	0.00	0.00	180,707.78	0.00
D	11/01/21 - 11/30/21	30	0.00	98,342.16	0.00	98,342.16	0.00	0.00	0.00	98,342.16	0.00
E	11/01/21 - 11/30/21	30	0.00	77,269.59	0.00	77,269.59	0.00	0.00	0.00	77,269.59	0.00
F	11/01/21 - 11/30/21	30	0.00	70,710.20	0.00	70,710.20	0.00	0.00	0.00	70,710.20	0.00
G	11/01/21 - 11/30/21	30	0.00	39,283.44	0.00	39,283.44	0.00	0.00	0.00	39,283.44	0.00
NR	11/01/21 - 11/30/21	30	1,552,307.92	34,621.43	0.00	34,621.43	13,436.90	0.00	0.00	21,184.53	1,571,848.92
Totals			1,552,307.92	2,249,460.76	0.00	2,249,460.76	13,436.90	0.00	0.00	2,236,023.86	1,571,848.92

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,465,570.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,262,119.48	Master Servicing Fee	6,819.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,365.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	238.35
ARD Interest	0.00	Operating Advisor Fee	1,501.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	524.38
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,262,119.48	Total Fees	12,658.71

Principal		Expenses/Reimbursements
Scheduled Principal	635,772.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,250.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,185.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	593,773.77	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,229,546.73	Total Expenses/Reimbursements	13,436.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,236,023.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,229,546.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,465,570.59
Total Funds Collected	3,491,666.21	Total Funds Distributed	3,491,666.20

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	572,050,469.28	572,050,469.28	Beginning Certificate Balance	572,050,469.28
(-) Scheduled Principal Collections	635,772.96	635,772.96	(-) Principal Distributions	1,229,546.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(593,773.77)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(593,773.77)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(593,773.77)	(593,773.77)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	571,414,696.32	571,414,696.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	572,384,070.43	572,384,070.43	Ending Certificate Balance	571,414,696.32
Ending Actual Collateral Balance	571,815,153.27	571,815,153.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP
	9,999,999 or less	22	122,134,172.28	21.37%	47	4.7949	1.191938	1.35 or less	13	141,515,136.10	24.77%	47	4.7836	0.716190
10,000,000 to 19,999,999		10	141,997,750.78	24.85%	47	4.6431	1.454535	1.36 to 1.45	1	45,207,073.65	7.91%	48	4.9900	1.401300
20,000,000 to 24,999,999		1	24,618,785.70	4.31%	47	4.4450	1.660400	1.46 to 1.55	1	7,046,428.71	1.23%	48	4.9450	1.550400
25,000,000 to 49,999,999		2	83,561,145.46	14.62%	48	4.9629	1.105111	1.56 to 1.65	7	74,959,226.69	13.12%	47	4.7048	1.585746
	50,000,000 or greater	2	175,000,000.00	30.63%	47	4.7296	1.749171	1.66 to 1.80	5	147,703,964.56	25.85%	47	4.7680	1.688997
	Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397	1.81 to 2.00	7	123,938,963.30	21.69%	48	4.6008	1.874334
								2.01 or greater	3	6,941,061.21	1.21%	46	4.6450	2.186593
								Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP
							Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP
Alabama	1	24,618,785.70	4.31%	47	4.4450	1.660400
							Industrial	1	15,554,953.41	2.72%	47	4.6800	1.560800
California	10	61,861,877.44	10.83%	47	4.6496	1.303397
							Lodging	4	41,759,795.49	7.31%	48	4.7334	0.573232
Colorado	1	5,984,681.39	1.05%	47	4.5030	1.955800
							Mixed Use	1	38,354,071.81	6.71%	48	4.9310	0.756000
Florida	1	2,226,498.98	0.39%	48	4.7950	0.683100
							Multi-Family	10	63,895,305.34	11.18%	47	4.5090	1.789809
Georgia	1	9,376,822.51	1.64%	48	4.8400	1.148200
							Office	9	275,713,119.41	48.25%	48	4.7670	1.567701
Kentucky	1	12,555,000.00	2.20%	47	4.3450	1.982200
							Retail	13	112,034,608.76	19.61%	47	4.7729	1.496284
Maine	1	8,722,775.32	1.53%	46	4.5200	0.906500
							Totals	40	571,414,696.32	100.00%	47	4.7453	1.454397
Maryland	4	24,176,618.98	4.23%	48	4.8262	0.300245

Michigan	1	8,640,561.15	1.51%	48	4.9600	1.718800

Nebraska	1	12,123,961.63	2.12%	48	4.9070	1.948400

New York	2	111,410,420.63	19.50%	47	4.8278	1.691965

North Carolina	2	19,779,814.06	3.46%	47	4.6521	1.299592

Ohio	3	67,309,503.77	11.78%	47	4.8336	1.043559

Oregon	1	7,875,545.33	1.38%	47	4.9200	1.593700

Pennsylvania	1	45,207,073.65	7.91%	48	4.9900	1.401300

Tennessee	1	7,539,558.61	1.32%	47	4.5030	1.955800

Texas	3	86,657,107.46	15.17%	48	4.6498	1.734988

Virginia	1	15,554,953.41	2.72%	47	4.6800	1.560800

Washington	2	15,690,294.20	2.75%	47	4.7433	1.127737

Totals	40	571,414,696.32	100.00%	47	4.7453	1.454397

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	12,555,000.00	2.20%	47	4.3450	1.982200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	7	170,291,881.72	29.80%	47	4.5442	1.523036	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	13	81,947,779.17	14.34%	47	4.7040	1.611139	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	16	282,517,193.33	49.44%	48	4.8948	1.327944	49 months or greater	37	547,311,854.22	95.78%	47	4.7446	1.446056
	Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397	Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP
	60 months or less	37	547,311,854.22	95.78%	47	4.7446	1.446056	Interest Only	3	187,555,000.00	32.82%	47	4.7038	1.764770
61 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	34	359,756,854.22	62.96%	47	4.7658	1.279898
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 324 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	24,102,842.10	4.22%	47	4.7614	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	547,311,854.22	95.78%	47	4.7446	1.446056
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	571,414,696.32	100.00%	47	4.7453	1.454397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304961002	OF	New York	NY	Actual/360	4.832%	402,666.67	0.00	0.00	N/A	11/01/25	--	100,000,000.00	100,000,000.00	12/01/21
2	305180002	OF	Austin	TX	Actual/360	4.593%	287,062.50	0.00	0.00	N/A	12/01/25	--	75,000,000.00	75,000,000.00	12/01/21
3	695100605	OF	Pittsburgh	PA	Actual/360	4.990%	188,317.86	79,787.46	0.00	N/A	12/06/25	--	45,286,861.11	45,207,073.65	12/06/21
5	305180005	MU	Cleveland	OH	Actual/360	4.931%	157,908.68	74,322.11	0.00	N/A	12/01/25	--	38,428,393.92	38,354,071.81	12/01/21
8	305180008	MF	Mobile	AL	Actual/360	4.445%	91,320.87	34,766.35	0.00	N/A	11/01/25	--	24,653,552.05	24,618,785.70	12/01/21
10	305050004	LO	Orange	CA	Actual/360	4.550%	67,992.69	33,939.41	0.00	N/A	11/01/25	--	17,932,138.60	17,898,199.19	09/01/21
11	883100535	RT	Springdale	OH	Actual/360	4.552%	67,606.58	27,977.12	0.00	N/A	10/06/25	--	17,822,473.28	17,794,496.16	12/06/21
12	305180012	OF	Raleigh	NC	Actual/360	4.770%	71,571.81	23,848.96	0.00	N/A	12/05/25	--	18,005,485.68	17,981,636.72	12/05/21
13	695100599	OF	Nottingham	MD	Actual/360	4.820%	28,862.57	12,155.67	0.00	N/A	12/06/25	--	7,185,702.01	7,173,546.34	01/06/21
14	695100600	OF	Nottingham	MD	Actual/360	4.820%	21,461.91	9,038.84	0.00	N/A	12/06/25	--	5,343,213.81	5,334,174.97	08/06/21
15	695100598	OF	Nottingham	MD	Actual/360	4.820%	17,021.51	7,168.74	0.00	N/A	12/06/25	--	4,237,721.33	4,230,552.59	08/06/21
16	305180016	OF	Manhattan Beach	CA	Actual/360	4.760%	68,484.77	22,909.03	0.00	N/A	12/05/25	--	17,265,067.64	17,242,158.61	12/05/21
18	883100539	IN	Gainesville	VA	Actual/360	4.680%	60,763.34	25,389.82	0.00	N/A	11/06/25	--	15,580,343.23	15,554,953.41	12/06/21
19	883100537	RT	Various	Various	Actual/360	4.503%	50,829.76	21,331.39	0.00	N/A	11/06/25	--	13,545,571.39	13,524,240.00	12/06/21
20	305180020	OF	Cary	NC	Actual/360	4.490%	47,724.84	21,583.65	0.00	N/A	11/01/25	--	12,754,969.00	12,733,385.35	12/01/21
21	305180021	MF	Louisville	KY	Actual/360	4.345%	45,459.56	0.00	0.00	N/A	11/01/25	--	12,555,000.00	12,555,000.00	12/01/21
22	695100602	RT	Lincoln	NE	Actual/360	4.907%	49,641.06	15,690.67	0.00	N/A	12/06/25	--	12,139,652.30	12,123,961.63	12/06/21
23	883100530	RT	South Point	OH	Actual/360	4.948%	46,087.67	16,349.16	0.00	N/A	11/06/25	--	11,177,284.96	11,160,935.80	12/06/21
24	695100609	RT	Depew	NY	Actual/360	4.791%	45,616.30	15,076.97	0.00	N/A	12/06/25	--	11,425,497.60	11,410,420.63	12/06/21
25	305180025	LO	McDonough	GA	Actual/360	4.840%	37,888.13	16,928.80	0.00	N/A	12/01/25	--	9,393,751.31	9,376,822.51	05/01/21
27	305180027	RT	Augusta	ME	Actual/360	4.520%	32,918.69	16,700.63	0.00	N/A	10/01/25	--	8,739,475.95	8,722,775.32	12/01/21
28	695100597	OF	Vancouver	WA	Actual/360	4.680%	34,347.44	14,809.02	0.00	N/A	11/06/25	--	8,807,036.92	8,792,227.90	12/06/21
29	695100611	RT	Rochester Hills	MI	Actual/360	4.960%	35,773.53	14,324.56	0.00	N/A	12/06/25	--	8,654,885.71	8,640,561.15	12/06/21
30	695100610	LO	College Park	MD	Actual/360	4.840%	30,055.49	13,429.09	0.00	N/A	12/06/25	--	7,451,774.17	7,438,345.08	12/06/21
31	305180031	RT	Salem	OR	Actual/360	4.920%	32,331.65	10,223.79	0.00	N/A	11/06/25	--	7,885,769.12	7,875,545.33	12/06/21
32	695100608	LO	Smithfield	NC	Actual/360	4.945%	29,088.76	12,521.53	0.00	N/A	12/06/25	--	7,058,950.24	7,046,428.71	12/06/21
34	883100486	MF	Hawthorne	CA	Actual/360	4.645%	26,900.84	13,037.79	0.00	N/A	10/06/25	--	6,949,624.10	6,936,586.31	12/06/21
36	695100601	RT	Vancouver	WA	Actual/360	4.824%	27,777.19	11,681.59	0.00	N/A	12/06/25	--	6,909,747.89	6,898,066.30	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	305180037	RT	Laredo	TX	Actual/360	5.086%	27,638.60	11,391.87	0.00	N/A	11/06/25	--	6,521,100.80	6,509,708.93	12/06/21
39	883100542	MF	Montgomery	AL	Actual/360	4.736%	24,197.44	9,902.19	0.00	N/A	08/06/25	--	6,131,107.57	6,121,205.38	12/06/21
41	695100604	RT	Gainesville	TX	Actual/360	4.925%	21,163.44	9,174.66	0.00	N/A	12/06/25	--	5,156,573.19	5,147,398.53	12/06/21
44	883100495	MF	Hawthorne	CA	Actual/360	4.645%	17,095.05	8,285.31	0.00	N/A	10/06/25	--	4,416,373.65	4,408,088.34	12/06/21
45	883100474	MF	Wilmington	CA	Actual/360	4.645%	11,766.95	5,702.98	0.00	N/A	10/06/25	--	3,039,900.06	3,034,197.08	12/06/21
46	883100476	MF	Valley Village	CA	Actual/360	4.645%	11,732.23	5,686.17	0.00	N/A	10/06/25	--	3,030,932.53	3,025,246.36	12/06/21
47	883100519	MF	Fontana	CA	Actual/360	4.645%	11,402.48	5,526.35	0.00	N/A	10/06/25	--	2,945,743.52	2,940,217.17	12/06/21
48	883100498	MF	Long Beach	CA	Actual/360	4.645%	9,823.14	4,760.90	0.00	N/A	10/06/25	--	2,537,733.82	2,532,972.92	12/06/21
49	883100479	MF	Van Nuys	CA	Actual/360	4.645%	9,215.71	4,466.49	0.00	N/A	10/06/25	--	2,380,806.83	2,376,340.34	12/06/21
50	695100607	RT	Orlando	FL	Actual/360	4.795%	8,909.21	3,124.92	0.00	N/A	12/06/25	--	2,229,623.90	2,226,498.98	12/06/21
51	883100501	MF	North Hollywood	CA	Actual/360	4.645%	5,692.56	2,758.97	0.00	N/A	10/06/25	--	1,470,630.09	1,467,871.12	12/06/21
Totals							2,262,119.48	635,772.96	0.00				572,050,469.28	571,414,696.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,491,722.92	28,240,587.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,530,049.68	12,526,477.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,594,486.83	5,844,780.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	3,358,753.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,436,355.90	2,016,265.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	882,278.00	0.00	--	--	11/12/20	0.00	0.00	101,728.87	305,569.25	0.00	0.00
11	1,929,690.29	1,469,652.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	(173,933.00)	01/01/21	06/30/21	--	0.00	0.00	40,936.80	450,864.66	0.00	0.00
14	0.00	365,351.00	01/01/21	06/30/21	--	0.00	0.00	30,440.19	121,912.24	0.00	0.00
15	0.00	151,668.00	01/01/21	06/30/21	12/13/21	1,059,430.33	4,250.96	19,891.26	92,438.07	0.00	0.00
16	1,585,453.12	1,318,923.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,518,169.58	1,374,209.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,290,672.93	900,771.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,417,000.86	827,293.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,113,292.57	866,532.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,825,927.76	1,250,409.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,011,739.93	733,505.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,246,623.47	987,839.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	852,452.00	07/01/20	06/30/21	--	0.00	0.00	54,710.47	383,437.89	38,931.71	0.00
27	838,572.76	515,250.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	744,543.98	586,803.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	793,000.80	529,335.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(185,832.86)	(135,229.67)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	875,744.00	444,666.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	450,695.87	852,482.82	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	945,735.00	392,036.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	508,329.17	389,402.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	601,079.00	333,829.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	628,409.02	502,432.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	584,651.08	255,484.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	358,239.12	186,050.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	388,711.62	193,044.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	484,886.84	250,674.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	418,202.43	181,099.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	312,354.00	159,978.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	121,431.75	76,723.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	211,640.33	105,928.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,953,857.75	68,731,531.08				1,059,430.33	4,250.96	247,707.59	1,354,222.11	38,931.71	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	1	17,898,199.19	4	26,115,096.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745260%	4.699454%	47
11/18/21	1	17,932,138.60	2	9,580,935.14	2	16,579,453.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745286%	4.699463%	48
10/18/21	1	5,351,502.85	0	0.00	3	20,850,496.88	0	0.00	0	0.00	0	0.00	0	0.00	2	15,534,761.70	4.745310%	4.699470%	49
09/17/21	0	0.00	0	0.00	4	26,246,943.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.754578%	4.702361%	49
08/17/21	1	18,028,674.75	0	0.00	4	26,288,196.51	1	0.00	0	0.00	0	0.00	0	0.00	1	4,270,430.97	4.754605%	4.702370%	50
07/16/21	1	7,501,962.32	0	0.00	6	50,304,780.88	1	5,915,654.84	0	0.00	0	0.00	0	0.00	1	3,943,684.59	4.755944%	4.701591%	51
06/17/21	1	7,515,135.85	0	0.00	6	50,392,853.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756672%	4.700718%	52
05/17/21	0	0.00	1	7,527,248.53	6	50,473,968.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756700%	4.700724%	53
04/16/21	1	7,540,320.48	3	16,953,159.96	3	33,608,217.77	0	0.00	0	0.00	0	0.00	0	0.00	1	7,500,000.00	4.756731%	4.700732%	54
03/17/21	4	24,530,728.04	1	9,520,510.94	2	24,142,898.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756122%	4.697549%	54
02/18/21	1	9,539,417.26	0	0.00	2	24,192,098.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756159%	4.701398%	55
01/15/21	1	9,554,413.52	0	0.00	3	28,824,988.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756186%	4.711265%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	305050004	09/01/21	2	2	101,728.87	305,569.25	0.00	17,997,380.00	07/16/20	1
13	695100599	01/06/21	10	6	40,936.80	450,864.66	6,070.67	7,300,861.10	02/11/21	1
14	695100600	08/06/21	3	3	30,440.19	121,912.24	7,825.66	5,368,690.07	02/11/21	1
15	695100598	08/06/21	3	3	19,891.26	92,438.07	4,544.50	4,257,926.65	02/11/21	1
25	305180025	05/01/21	6	6	54,710.47	383,437.89	49,957.74	9,488,894.79	03/11/21	1
Totals					247,707.59	1,354,222.11	68,398.57	44,413,752.61
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		571,414,696	527,401,401	44,013,296		0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	571,414,696	527,401,401	0	17,898,199	26,115,096	0
Nov-21	572,050,469	527,957,942	17,932,139	9,580,935	16,579,453	0
Oct-21	572,632,953	546,430,953	5,351,503	0	20,850,497	0
Sep-21	599,163,806	554,715,628	0	0	44,448,179	0
Aug-21	599,779,146	537,232,407	18,028,675	0	44,518,065	0
Jul-21	606,307,618	530,242,499	7,501,962	0	68,563,157	0
Jun-21	611,519,317	535,322,001	7,515,136	0	68,682,180	0
May-21	612,147,314	535,828,521	0	7,527,249	68,791,545	0
Apr-21	612,828,971	536,378,997	7,540,320	16,953,160	51,956,494	0
Mar-21	620,951,595	536,881,188	24,530,728	9,520,511	50,019,168	0
Feb-21	621,740,933	562,097,530	9,539,417	0	50,103,985	0
Jan-21	622,357,763	558,038,757	9,554,414	0	54,764,593	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	305050004	17,898,199.19	17,997,380.00	66,500,000.00	07/07/21	471,439.00	0.25690	12/31/20	11/01/25	286
13	695100599	7,173,546.34	7,300,861.10	10,460,000.00	10/23/15	(179,560.00)	(0.72950)	06/30/21	12/06/25	287
14	695100600	5,334,174.97	5,368,690.07	7,750,000.00	10/23/15	360,999.00	1.97260	06/30/21	12/06/25	287
15	695100598	4,230,552.59	4,257,926.65	6,210,000.00	10/13/15	148,260.00	1.02140	06/30/21	12/06/25	287
25	305180025	9,376,822.51	9,488,894.79	15,800,000.00	10/02/15	755,340.12	1.14820	06/30/21	12/01/25	287
Totals		44,013,295.60	44,413,752.61	106,720,000.00		1,556,478.12

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	305050004	LO	CA	07/16/20	1

The loan transferred to special servicing effective 7/16/2020 due to payment default. The 461-room lodging property was built in 1984 (renovated in 2015) and is located in Orange, CA. A lender inspection completed 8/24/21 found the collateral to be in good condition with no deferred maintenance. Lender is documenting a borrower requested loan assumption. December 2020 TTM - 33.7% occupancy, $123.98 ADR and $41.83 RevPAR with a RevPAR Index of 119.3.

13	695100599	OF	MD	02/11/21	1

11/22/21: Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans

(9900 Franklin, 99 10 Franklin, and 9920 Franklin) is now less than 50%, resulting in payment default. Lockbox has sprung. Borrower has requested release of a portion of lockbox funds to pay vendors for critical services. Initial modification request rejected. . Petition f or installation has been filed; borrower requested 30-day extension to file answer and court granted same. Negotiations have been stalemated as borrower has resisted funding new capital to escrow for costs to re-

	tenant. JH buildings. Cash receipts from t he other two crossed loans are lock-boxed and have been applied to P&I advances and to fund essential services at the properties.

14	695100600	OF	MD	02/11/21	1

11/24/21: Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans

(9900 Frankli n, 9910 Franklin, and 9920 Franklin) is now less than 50%, resulting in payment default. Lockbox has sprung. Borrower has requested release of a portion of lockbox funds to pay vendors for critical services. Modification request under rejected. . Petition for installation has been filed; borrower requested 30-day extension to file answer and court granted same. Negotiations have been stalemated. Cash receipts from the other two crossed loans are lock-boxed and

	have been applied to P&I advances and to fund essential services at the properties.

15	695100598	OF	MD	02/11/21	1

11/20/21: Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans

(9900 Frankli n, 9910 Franklin, and 9920 Franklin) is now less than 50%, resulting in payment default. Lockbox has sprung. Borrower has requested release of a portion of lockbox funds to pay vendors for critical services. Initial modification request rejected. . Petition for installation has been filed; borrower requested 30-day extension to file answer and court granted same. Negotiations have been stalemated as borrower has resisted funding new capital to escrow for costs to re-

	tenant. JH buildings. Cashreceipts from the other two crossed loans are lock-boxed and have been applied to P&I advances and to fund essential services at the properties.

25	305180025	LO	GA	03/11/21	1

12/6/2021: Borrower engaged advisor firm and SS sent Demand on 4/26/2021. PNA was signed 4/28. SS requested Rents and other income to be sent to Lender. Lender counsel is ordering title update, UCC search and in process of drafting

Marriott required notices followed by a Motion to Appoint Receiver. Complaint and motion is in process. Borrower remitted two P&I payments in August which will be applied to current payments due. Borrower is in discussion with Lender

	about a Modification. The terms of bring current offer, P&L's and market are under review by asset manager. Note Sale alternative is also under consideration.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	305180006	10/19/20	36,569,358.85	16,400,000.00	20,261,389.84	6,298,325.48	20,261,389.84	13,963,064.36	22,606,294.49	0.00	(5,235.22)	22,611,529.71	57.24%
9	305180009	10/18/21	18,201,235.06	15,000,000.00	10,156,471.31	2,278,827.89	10,156,471.31	7,877,643.42	10,323,591.64	593,773.77	592,688.77	9,730,902.87	48.65%
35	305180035	04/16/21	7,500,000.00	13,370,000.00	7,826,967.76	326,967.76	7,826,967.76	7,500,000.00	0.00	0.00	0.00	0.00	0.00%
40	305180040	08/17/21	5,915,654.84	10,000,000.00	4,574,381.86	294,401.84	4,574,381.86	4,279,980.02	1,635,674.82	0.00	0.00	1,635,674.82	25.16%
43	695100592	07/16/21	4,536,431.42	4,500,000.00	4,051,254.34	95,958.52	4,051,254.34	3,955,295.82	581,135.60	0.00	0.00	581,135.60	11.17%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			72,722,680.17	59,270,000.00	46,870,465.11	9,294,481.49	46,870,465.11	37,575,983.62	35,146,696.55	593,773.77	587,453.55	34,559,243.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/21	0.00	(143,244.19)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(147,416.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(101,873.08)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(104,842.48)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(97,813.61)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(92,020.41)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(94,689.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(91,267.69)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(93,446.14)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(90,542.28)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(90,178.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(89,824.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(89,322.29)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(91,546.75)	0.00	0.00	0.00	0.00	0.00	0.00
6	305180006	06/17/21	0.00	0.00	22,611,529.71	0.00	0.00	3,290.02	0.00	0.00	22,611,529.71
		05/17/21	0.00	0.00	22,608,239.69	0.00	0.00	1,945.20	0.00	0.00
		10/19/20	0.00	0.00	22,606,294.49	0.00	0.00	22,606,294.49	0.00	0.00
9	305180009	12/17/21	0.00	0.00	9,730,902.87	0.00	0.00	(593,773.77)	0.00	0.00	9,730,902.87
		11/18/21	0.00	0.00	10,324,676.64	0.00	0.00	1,085.00	0.00	0.00
		10/18/21	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64	0.00	0.00
35	305180035	04/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	305180040	08/17/21	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82
43	695100592	07/16/21	0.00	0.00	581,135.60	0.00	0.00	581,135.60	0.00	0.00	581,135.60
Current Period Totals			0.00	(143,244.19)	0.00	0.00	0.00	(593,773.77)	0.00	0.00	(593,773.77)
Cumulative Totals			0.00	(1,418,027.10)	34,559,243.00	0.00	0.00	34,559,243.00	0.00	0.00	34,559,243.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	3,735.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	1,497.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	1,113.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	882.86	0.00	0.00	4,250.96	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	1,957.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,185.94	0.00	0.00	4,250.96	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,436.90

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Supplemental Notes
None

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